Other Assets - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended				12 Months Ended	1 Months Ended
	Oct. 05, 2013	Oct. 06, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 14, 2012 ABL Credit Facility [Member]	Oct. 09, 2009 ABL Credit Facility [Member]	Jan. 29, 2010 ABL Credit Facility [Member]	Feb. 12, 2010 Bridge Loan [Member]	Jan. 29, 2010 Bridge Loan [Member]	Jan. 29, 2010 ABL Facility [Member]	Dec. 20, 2012 Senior Notes [Member]	Feb. 12, 2010 Senior Notes [Member]	Oct. 09, 2009 Senior Notes [Member]	Feb. 12, 2010 Term Loan Facility [Member]	Jan. 29, 2010 Term Loan Facility [Member]	May 15, 2013 Holding Two [Member]
Other Assets (Textual) [Abstract]
Senior secured notes issued										$ 25,000,000		$ 460,000,000	$ 75,000,000	$ 275,000,000		$ 11,000,000	$ 150,000,000
Capitalized cost						800,000	1,800,000	800,000		700,000		12,200,000	3,900,000	9,900,000		400,000	7,200,000
Maximum borrowing capacity											41,000,000
Increase in maximum borrowing capacity								30,000,000
Unamortized deferred financing costs			8,300,000				500,000		700,000			7,800,000			300,000
Amortization of Financing Costs	2,156,000	2,193,000	2,847,000	2,661,000	2,367,000
Net of accumulated amortization			100,000	5,500,000
Deferred financing costs			$ 13,000,000	$ 11,100,000